Business acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Achieve TMS East Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of allocation of the purchase price consideration

Purchase consideration

Cash paid, net of cash acquired ($69,769)	$6,585,931
Deferred and contingent consideration	1,250,000
Working capital adjustment	(104,052)
7,731,879
Net assets acquired

Current assets, excluding cash acquired	460,070
Property, plant and equipment	57,544
Covenants not to compete	550,000
Management services agreement	3,850,000
Right-of-use assets	2,366,868
Accounts payable and accrued liabilities	(228,193)
Current lease liabilities	(1,152,426)
Long-term lease liabilities	(1,214,441)
4,689,422

Goodwill	$3,042,457

Achieve TMS West Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of allocation of the purchase price consideration

Purchase consideration

Share issuance	$11,783,584
Share issuance, held in escrow	3,927,861
15,711,445
Net assets acquired

Cash acquired	688,958
Accounts receivable, net	3,728,255
Prepaid expenses and other	804,416
Property, plant and equipment	829,049
Software	363,424
Management services agreements	15,850,000
Right-of-use assets	23,650,865
Accounts payable and accrued liabilities	(4,890,405)
Deferred grant income	(225,559)
Loans payable	(14,836,324)
Shareholder loan	(2,078,979)
Lease liabilities	(23,500,474)
383,226

Goodwill	$15,328,219